Income Taxes - Summary of Net Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating losses - non-current	$ 15,940	$ 12,006
Capitalized R&D	13,815	0
General business credit - non-current	5,699	2,682
Operating lease right-of-use assets	1,220	2,368
Stock based compensation	1,703	784
Accruals and reserves	735	525
Fixed assets	170	396
Other	3	2
Gross deferred tax assets	39,285	18,763
Valuation allowance	(38,110)	(16,332)	$ (2,414)
Net deferred tax assets	1,175	2,431
Fixed asset basis	0	0
Operating lease liabilities	(1,175)	(2,431)
Other	0	0
Gross deferred tax liabilities	$ (1,175)	$ (2,431)